Goodwill and Intangible Assets - Summary of Movement in Goodwill Balance (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Reconciliation of changes in goodwill [abstract]
Balance at the beginning of the year	₨ 116,980		₨ 117,584
Translation adjustment	9,199		4,529
Acquisition through business combination, net (Refer to Note 7)	4,833
Disposal (Refer to Note 26)			(4,893)
Assets reclassified as held for sale (Refer to Note 26)			(240)
Balance at the end of the year	₨ 131,012	$ 1,738	₨ 116,980